Bank Premises and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Bank Premises and Equipment
Buildings and improvements	$ 10,421,580	$ 10,575,514
Land and land improvements	2,663,549	2,650,671
Furniture and equipment	5,307,533	6,848,263
Leasehold improvements	824,605	1,161,073
Finance lease	588,347	588,347
Operating leases	1,417,859	1,490,779
Other prepaid assets	181,627	159,914
Bank premises and equipment, gross	21,405,100	23,474,561
Less accumulated depreciation and amortization	(11,195,231)	(12,515,158)
Bank premises and equipment, net	$ 10,209,869	$ 10,959,403